Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Oct. 02, 2023	Aug. 11, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Liquidation preference (in dollars per share)	$ 10.00	$ 10.00
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000			0
Preferred stock, shares issued (in shares)	4,015,002	4,015,002			0
Preferred stock, shares outstanding (in shares)	4,015,002	4,015,002
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000	400,000,000			30,898,162
Common stock, shares issued (in shares)	26,758,272	26,413,213			347,926
Common stock, shares outstanding (in shares)	26,758,272	26,413,213		26,316,681	347,926